GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL [Abstract]
Schedule of Goodwill
	Satellite Networks	Integrated Solutions	Total

Balance as of December 31, 2023 *)	$30,188	$24,552	$54,740
Measurement period adjustments (see Note 17)	(2,246)	-	(2,246)
Balance as of December 31, 2024 *)	$27,942	$24,552	$52,494

*) Net of accumulated impairment losses of $62,179.